FAIR VALUE MEASUREMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Carrying Value
Fair Value Measurements
Investments, equity basis	$ 61,092	$ 61,204
Investments, at cost	52,245	49,712
Long-term debt	1,362,049	1,216,764
Fair Value
Fair Value Measurements
Long-term debt	$ 1,381,972	$ 1,261,508